SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33— SUBSEQUENT EVENTS

Referring to ongoing developments relating to Ukraine and Russia, our assets held in Russia, which are linked to our representative office in Moscow (one employee), are not significant.

Net sales in Russia between 2019 and 2021 represented between approximately 0.2% to 2.5% of our consolidated revenues, with net sales in 2021 representing approximately 2.5% of our consolidated revenues.  Our sales in Russia are historically subject to significant variation and long purchase order periods.  Nevertheless, if the representative office in Russia were to close or no longer be permitted to operate, the loss in our revenues would be up to 2.5% of consolidated Group revenues.  However, although we are closely monitoring applicable sanctions and related restrictions, we do not intend to close our representative office or suspend operations in Russia at present.

As of December 31, 2021, we had €321 thousand in receivables from Russian customers, which were fully paid in the first quarter of 2022. As of March 31, 2022, there are no outstanding receivables from Russian or Belarusian customers.